Revenue - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue [Abstract]
Maximum period to settle receivables from contracts with customers	30 days
Impairment loss (reversal) on receivables from contracts with customers	$ (0.5)	$ 0.6